PACIFIC ETHANOL PLANTS. (Details Narrative) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 03, 2017	Dec. 15, 2016	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Ethanol production capacity per year					605 million gallons per year		605 million gallons of annual production capacity, of which plant assets representing 355 million gallons of capacity are either unencumbered, or their entire sales proceeds would be used to repay the senior secured notes. The Company has engaged an independent third party to help facilitate the marketing of certain of these assets; and in excess of $20 million of equity available under the Company’s shelf registration statement, including under its at-the-market equity program.
Net Revenue			$ 365,160	$ 370,407	$ 1,067,264	$ 1,180,956	$ 1,515,371	$ 1,632,255	$ 1,624,758
Pre-tax income			(29,073)	(9,304)	(51,524)	(33,968)	(68,498)	(38,395)	545
Gain on settlement			$ 8,687	$ 8,970	$ 23,630	$ 27,183	$ 36,373	$ 31,516	$ 30,849
Pacific Aurora [Member]
Ownership interest sold		14.22%
Pacific Aurora [Member]
Equity interest owned		100.00%					73.93%	73.93%
Cash received in sale of subsidiary		$ 30,000
Description of agreement closed term		(i) PE Central contributed to Pacific Aurora 100% of the equity interests of its wholly-owned subsidiaries, Pacific Ethanol Aurora East, LLC (“AE”) and Pacific Ethanol Aurora West, LLC (“AW”), which owned the Company’s Aurora East and Aurora West ethanol plants, respectively, in exchange for an 88.15% ownership interest in Pacific Aurora, and (ii) ACEC contributed to Pacific Aurora its grain elevator adjacent to the Aurora East and Aurora West properties and related grain handling assets, including the outer rail loop and the real property on which they are located, in exchange for an 11.85% ownership interest in Pacific Aurora.
ACEC contribution in assets							$ 16,500
ACEC additional cash contribution							30,000
Additional paid in capital for book value and contribution and sale							$ 16,200
Pacific Aurora [Member] | ACEC [Member]
Equity interest owned							26.07%	26.07%
ICP [Member]
Equity interest owned	100.00%
Cash received in sale of subsidiary	$ 30,000
Stock issued for acquisition, value	$ 46,900
Ethanol production capacity per year	90 million gallon per year
Accounts receivable							$ 11,636
Net Revenue							163,100	$ 75,900
Pre-tax income							$ 6,500	$ 3,700